SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS
CONSUMER INDUSTRIES PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, FINANCIAL SERVICES
PORTFOLIO, HEALTH CARE PORTFOLIO, NATURAL RESOURCES PORTFOLIO, TECHNOLOGY
PORTFOLIO, TELECOMMUNICATIONS & UTILITIES GROWTH PORTFOLIO

Funds of Variable Insurance Products Fund IV

Initial Class

April 30, 2005

STATEMENT OF ADDITIONAL INFORMATION

Christopher Bartel has replaced Matthew Friedman as the portfolio manager of VIP Cyclical Industries Portfolio. All references to Matthew Friedman are removed from the "Management Contracts" section and replaced with Christopher Bartel.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 36.

The following table provides information relating to other accounts managed by Mr. Bartel as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 330	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Cyclical Industries Portfolio ($52 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of VIP Cyclical Industries Portfolio beneficially owned by Mr. Bartel was none.

Charles Hebard has replaced Matthew Fruhan as the portfolio manager of VIP Financial Services Portfolio. All references to Matthew Fruhan are removed from the "Management Contracts" section and replaced with Charles Hebard.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 36.

The following table provides information relating to other accounts managed by Mr. Hebard as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 1,044	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Financial Services Portfolio ($33 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of VIP Financial Services Portfolio beneficially owned by Mr. Hebard was none.

VIPFCB-06-01 February 2, 2006
1.782383.106

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS
CONSUMER INDUSTRIES PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, FINANCIAL SERVICES
PORTFOLIO, HEALTH CARE PORTFOLIO, NATURAL RESOURCES PORTFOLIO, TECHNOLOGY
PORTFOLIO, TELECOMMUNICATIONS & UTILITIES GROWTH PORTFOLIO

Funds of Variable Insurance Products Fund IV

Investor Class

June 14, 2005

STATEMENT OF ADDITIONAL INFORMATION

Christopher Bartel has replaced Matthew Friedman as the portfolio manager of VIP Cyclical Industries Portfolio. All references to Matthew Friedman are removed from the "Management Contracts" section and replaced with Christopher Bartel.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 36.

The following table provides information relating to other accounts managed by Mr. Bartel as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 330	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Cyclical Industries Portfolio ($52 (in millions) assets managed).

As of December 31, 2005, the dollar range of shares of VIP Cyclical Industries Portfolio beneficially owned by Mr. Bartel was none.

VIPINVFB-06-01 February 2, 2006
1.827184.100